Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income attributable to the owners of the Company	R$ 752,461	R$ 631,510	R$ 386,324
Denominator
Weighted average number of outstanding shares	90,475,878	90,122,429	89,830,351
Effects of dilution from stock options and restricted stock units	791,733	1,032,207	706,492
Weighted average number of outstanding shares adjusted for the effect of dilution	91,267,611	91,154,636	90,536,843
Basic earnings per share (R$)	R$ 8.32	R$ 7.01	R$ 4.30
Diluted earnings per share (R$)	R$ 8.24	R$ 6.93	R$ 4.27